Condensed Consolidated Balance Sheets (Unaudited for June 30, 2014) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 22,202,903	$ 31,301,957
Restricted cash	5,574,473	325,000
Trade receivables, net	6,099,376	8,536,240
Other receivables	890,503	599,988
Prepaid expenses	671,536	549,276
Due from related parties	391,478	146,051
Inventories	2,511,896	1,145,243
Marketable securities	1,374,313	1,616,329
Total current assets	39,716,478	44,220,084
Fixed assets
Vessels, net	323,234,992	306,135,916
Advances for vessels under construction	66,243,280	45,209,166
Other fixed assets, net	511,359	595,840
Total fixed assets, net	389,989,631	351,940,922
Investment in affiliate	5,190,625	11,309,375
Interest rate swaps	52,110	87,295
Other assets	3,083,048	2,303,304
Restricted cash	6,385,000	9,685,000
Total Assets	444,416,892	419,545,980
Current liabilities
Trade accounts payable	2,678,933	2,543,468
Accrued expenses	3,250,511	2,054,903
Due to related parties	660,822	82,074
Interest rate swaps	863,451	980,465
Deferred income	428,855	737,251
Current portion of long-term debt	30,698,424	17,257,750
Total current liabilities	38,580,996	23,655,911
Long-term liabilities
Long-term debt	167,483,576	162,857,176
Interest rate swaps	164,539	382,116
Total long-term liabilities	167,648,115	163,239,292
Total Liabilities	206,229,111	186,895,203
Commitments and Contingencies	0	0
Shareholders' Equity
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding	0	0
Class A common shares, $0.001 par value; 750,000,000 authorized; 17,669,442 and 24,592,142 issued and outstanding at December 31, 2013 and June 30, 2014, respectively	24,592	17,669
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	534,726,320	493,803,591
Accumulated other comprehensive loss	(115,565)	(259,811)
Accumulated deficit	(296,447,566)	(260,910,672)
Total Shareholders' Equity	238,187,781	232,650,777
Total Liabilities and Shareholders' Equity	$ 444,416,892	$ 419,545,980